Schedule of Inventory (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Finished goods	$ 319,335	$ 201,778	$ 1,041,369
Work in progress	2,595	4,231	3,851
Raw materials	237,705	214,145	257,399
Allowance for excess & obsolete inventory	(79,281)	(93,045)	(71,376)
Inventory, net	$ 480,354	$ 327,109	$ 1,231,243